Consolidated Balance Sheets (OneMain Holdings, Inc) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 322,441	$ 485,559
Net finance receivables:
Total assets	6,821,947	7,758,149
Liabilities and Shareholders’ Equity
Total liabilities	1,060	107,963
Commitments and contingent liabilities (Note 19)
Shareholders’ equity:
Common stock, par value $.01 per share; 2,000,000,000 shares authorized, 134,867,868 and 134,494,172 shares issued and outstanding at December 31, 2016 and 2015, respectively	2,233,182	2,165,405
Retained earnings	(25,110,319)	(20,381,450)
OneMain Holdings, Inc. shareholders’ equity	6,820,887	7,650,186
Total shareholders’ equity	3,066,000,000	2,730,000,000
Total liabilities and shareholders’ equity	6,821,947	7,758,149
OneMain Holdings, Inc. [Member]
Assets
Cash and cash equivalents	579,000,000	939,000,000
Investment securities	1,764,000,000	1,867,000,000
Net finance receivables:
Personal loans (includes loans of consolidated variable interest entities (“VIEs”) of $9.5 billion in 2016 and $11.4 billion in 2015)	13,577,000,000	13,295,000,000
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.7 billion in 2015)	0	1,703,000,000
Real estate loans	144,000,000	538,000,000
Retail sales finance	11,000,000	23,000,000
Net finance receivables	13,732,000,000	15,559,000,000
Unearned insurance premium and claim reserves	(586,000,000)	(662,000,000)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $501 million in 2016 and $431 million in 2015)	(689,000,000)	(592,000,000)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	12,457,000,000	14,305,000,000
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	153,000,000	793,000,000
Restricted cash and cash equivalents (includes restricted cash and cash equivalents of consolidated VIEs of $552 million in 2016 and $663 million in 2015)	568,000,000	676,000,000
Goodwill	1,422,000,000	1,440,000,000
Other intangible assets	492,000,000	559,000,000
Other assets	688,000,000	611,000,000
Total assets	18,123,000,000	21,190,000,000
Liabilities and Shareholders’ Equity
Long-term debt (includes debt of consolidated VIEs of $8.2 billion in 2016 and $11.7 billion in 2015)	13,959,000,000	17,300,000,000
Insurance claims and policyholder liabilities	757,000,000	747,000,000
Deferred and accrued taxes	9,000,000	29,000,000
Other liabilities (includes other liabilities of consolidated VIEs of $12 million in 2016 and $15 million in 2015)	332,000,000	384,000,000
Total liabilities	15,057,000,000	18,460,000,000
Shareholders’ equity:
Common stock, par value $.01 per share; 2,000,000,000 shares authorized, 134,867,868 and 134,494,172 shares issued and outstanding at December 31, 2016 and 2015, respectively	1,000,000	1,000,000
Additional paid-in capital	1,548,000,000	1,533,000,000
Accumulated other comprehensive loss	(6,000,000)	(33,000,000)
Retained earnings	1,523,000,000	1,308,000,000
OneMain Holdings, Inc. shareholders’ equity	3,066,000,000	2,809,000,000
Non-controlling interests	0	(79,000,000)
Total shareholders’ equity	3,066,000,000	2,730,000,000
Total liabilities and shareholders’ equity	$ 18,123,000,000	$ 21,190,000,000